Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
December 31, 2022
AFF40-NPRT3-0323
1.811338.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/2/23 (b) (Cost $3,781,676)	3,790,000	3,782,561

Domestic Equity Funds - 48.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	12,300,443	147,113,295
Fidelity Advisor Series Growth Opportunities Fund (c)	11,879,069	104,060,642
Fidelity Advisor Series Small Cap Fund (c)	5,605,507	59,306,266
Fidelity Series All-Sector Equity Fund (c)	6,109,865	53,339,125
Fidelity Series Commodity Strategy Fund (c)	161,894	17,053,920
Fidelity Series Large Cap Stock Fund (c)	13,043,161	215,603,450
Fidelity Series Large Cap Value Index Fund (c)	1,665,793	22,971,283
Fidelity Series Opportunistic Insights Fund (c)	8,921,413	127,665,422
Fidelity Series Small Cap Opportunities Fund (c)	6,206,716	72,432,374
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,380,304	135,425,616
Fidelity Series Value Discovery Fund (c)	9,408,833	138,874,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,009,262,962)		1,093,845,765

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,005,428	65,721,275
Fidelity Series Emerging Markets Fund (c)	4,039,988	31,269,507
Fidelity Series Emerging Markets Opportunities Fund (c)	18,023,518	281,527,355
Fidelity Series International Growth Fund (c)	11,663,585	166,322,719
Fidelity Series International Small Cap Fund (c)	3,050,738	45,272,956
Fidelity Series International Value Fund (c)	16,529,313	165,789,007
Fidelity Series Overseas Fund (c)	15,278,528	165,924,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $872,076,239)		921,827,632

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	268,974	2,071,101
Fidelity Series Emerging Markets Debt Fund (c)	1,595,302	11,709,515
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	444,758	3,864,946
Fidelity Series Floating Rate High Income Fund (c)	239,495	2,102,764
Fidelity Series High Income Fund (c)	1,440,257	11,608,475
Fidelity Series International Credit Fund (c)	140,166	1,079,278
Fidelity Series International Developed Markets Bond Index Fund (c)	862,492	7,253,560
Fidelity Series Investment Grade Bond Fund (c)	4,266,761	42,027,600
Fidelity Series Long-Term Treasury Bond Index Fund (c)	21,911,694	128,402,525
Fidelity Series Real Estate Income Fund (c)	487,692	4,603,810
TOTAL BOND FUNDS (Cost $269,314,413)		214,723,574

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	4,057,591	4,058,402
Fidelity Series Government Money Market Fund 4.35% (c)(e)	17,881,018	17,881,018
Fidelity Series Short-Term Credit Fund (c)	2,484	23,720
TOTAL SHORT-TERM FUNDS (Cost $21,963,056)		21,963,140

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,176,398,346)	2,256,142,672
NET OTHER ASSETS (LIABILITIES) - 0.0%	(109,661)
NET ASSETS - 100.0%	2,256,033,011

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	315	Mar 2023	35,373,516	(92,486)	(92,486)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	53	Mar 2023	5,720,273	(41,596)	(41,596)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	102	Mar 2023	13,699,875	29,883	29,883

TOTAL PURCHASED					(104,199)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	96	Mar 2023	18,532,800	517,628	517,628
MSCI EAFE Index Future (United States)	105	Mar 2023	10,234,350	164,886	164,886
MSCI Emerging Markets Index Future (United States)	160	Mar 2023	7,675,200	72,105	72,105

TOTAL SOLD					754,619

TOTAL FUTURES CONTRACTS					650,420
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,580,886.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,038,184	27,615,278	25,595,060	47,322	7	(7)	4,058,402	0.0%
Total	2,038,184	27,615,278	25,595,060	47,322	7	(7)	4,058,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	165,373,731	34,352,122	13,908,659	7,682,657	(1,739,357)	(36,964,542)	147,113,295
Fidelity Advisor Series Growth Opportunities Fund	113,426,978	34,620,583	9,725,202	531,010	(2,082,666)	(32,179,051)	104,060,642
Fidelity Advisor Series Small Cap Fund	75,062,505	9,184,761	11,671,092	5,413,860	(1,728,815)	(11,541,093)	59,306,266
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,674,746	207,239	305,683	130,590	(30,510)	(474,691)	2,071,101
Fidelity Series All-Sector Equity Fund	70,935,366	4,895,856	9,304,761	2,877,098	(1,679,078)	(11,508,258)	53,339,125
Fidelity Series Canada Fund	86,333,631	7,573,771	15,185,898	2,100,858	(354,640)	(12,645,589)	65,721,275
Fidelity Series Commodity Strategy Fund	39,848,462	22,206,587	23,884,476	18,575,736	(4,390,316)	(16,726,337)	17,053,920
Fidelity Series Emerging Markets Debt Fund	13,057,426	1,159,854	1,051,710	510,269	(142,679)	(1,313,376)	11,709,515
Fidelity Series Emerging Markets Debt Local Currency Fund	4,427,308	144,648	526,686	-	(72,412)	(107,912)	3,864,946
Fidelity Series Emerging Markets Fund	36,684,889	5,594,897	5,063,002	795,379	(825,738)	(5,121,539)	31,269,507
Fidelity Series Emerging Markets Opportunities Fund	337,566,672	40,981,321	47,468,872	6,827,168	(9,354,840)	(40,196,926)	281,527,355
Fidelity Series Floating Rate High Income Fund	2,675,897	186,191	643,622	109,548	(67,322)	(48,380)	2,102,764
Fidelity Series Government Money Market Fund 4.35%	-	21,809,130	3,928,112	101,342	-	-	17,881,018
Fidelity Series High Income Fund	16,195,054	1,032,916	3,905,196	610,057	(501,200)	(1,213,099)	11,608,475
Fidelity Series International Credit Fund	1,226,857	61,289	-	61,289	-	(208,868)	1,079,278
Fidelity Series International Developed Markets Bond Index Fund	638,901	7,382,713	404,909	39,204	(19,711)	(343,434)	7,253,560
Fidelity Series International Growth Fund	197,225,844	20,654,628	23,921,940	5,728,762	(3,935,231)	(23,700,582)	166,322,719
Fidelity Series International Small Cap Fund	53,991,986	4,406,152	3,714,058	2,724,982	(977,369)	(8,433,755)	45,272,956
Fidelity Series International Value Fund	199,176,336	19,809,477	36,106,891	5,610,408	(520,515)	(16,569,400)	165,789,007
Fidelity Series Investment Grade Bond Fund	34,677,953	22,377,290	11,970,547	742,996	(979,702)	(2,077,394)	42,027,600
Fidelity Series Large Cap Stock Fund	260,244,135	30,028,933	41,217,252	14,119,520	2,686,960	(36,139,326)	215,603,450
Fidelity Series Large Cap Value Index Fund	28,147,463	1,634,419	3,968,502	834,292	819,297	(3,661,394)	22,971,283
Fidelity Series Long-Term Treasury Bond Index Fund	143,309,882	35,700,949	16,669,277	2,655,712	(2,976,097)	(30,962,932)	128,402,525
Fidelity Series Opportunistic Insights Fund	152,844,704	23,565,889	14,928,418	6,104,641	(3,557,402)	(30,259,351)	127,665,422
Fidelity Series Overseas Fund	198,300,462	16,470,097	21,184,722	3,017,019	(2,610,660)	(25,050,364)	165,924,813
Fidelity Series Real Estate Income Fund	9,558,193	754,191	4,389,266	557,106	(289,965)	(1,029,343)	4,603,810
Fidelity Series Short-Term Credit Fund	-	23,637	-	54	-	83	23,720
Fidelity Series Small Cap Opportunities Fund	92,677,106	6,231,893	13,499,248	3,690,698	(1,599,613)	(11,377,764)	72,432,374
Fidelity Series Stock Selector Large Cap Value Fund	166,096,507	16,006,688	27,632,834	9,594,204	(122,898)	(18,921,847)	135,425,616
Fidelity Series Value Discovery Fund	169,187,107	13,672,137	31,247,880	7,308,780	4,121,372	(16,858,364)	138,874,372
	2,671,566,101	402,730,258	397,428,715	109,055,239	(32,931,107)	(395,634,828)	2,248,301,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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